Exhibit 99.1

Harley-Davidson Motorcycle Trust 2007-1

$141,000,000 5.30025% Motorcycle Contract Backed Notes, Class A-1

$290,000,000 5.29% Motorcycle Contract Backed Notes, Class A-2

$158,000,000 5.22% Motorcycle Contract Backed Notes, Class A-3

$143,000,000 5.21% Motorcycle Contract Backed Notes, Class A-4

$48,000,000 5.37% Motorcycle Contract Backed Notes, Class B

$20,000,000 5.54% Motorcycle Contract Backed Notes, Class C

Monthly Report

For the June 15, 2007 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of January 15, 2007, as filed with the Securities and Exchange Commission.

Beginning of Due Period	5/1/2007
End of Due Period	5/31/2007
Determination Date	6/6/2007
Record Date	6/14/2007
Distribution Date	6/15/2007
Number of days in Interest Period (ACT/360 basis)	31
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	39,671	1/15/2007	1/31/2007	547,481,210.37
Subsequent Contracts	16,422	3/21/2007	3/28/2007	252,518,567.82

Total	56,093			$799,999,778.19

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$729,741,588.88
Pre-Funded Amount at beginning of Due Period		—

Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	10,816,856.98
Principal collections on Contracts paid off in full during Due Period	11,977,525.73
Balance of Contracts liquidated during Due Period	436,238.12
Balance of Contracts purchased by Seller or Servicer during Due Period	18,738.70
Other adjustments	2,523.66
Mandatory Redemption amount	—

Aggregate Principal Balance Decline		23,251,883.19

Aggregate Principal Balance at end of Due Period		706,489,705.69

Pool factor		0.8831121

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$141,000,000.00	$290,000,000.00	$158,000,000.00	$143,000,000.00	$48,000,000.00	$20,000,000.00	$800,000,000.00

Note balance at beginning of Due Period	70,741,588.88	290,000,000.00	158,000,000.00	143,000,000.00	48,000,000.00	$20,000,000.00	$729,741,588.88

Principal Distributable Amount	23,251,883.19	—	—	—	—	—	23,251,883.19
Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—	—	—	—
Mandatory Redemption Amount	—	—	—	—	—	—	—
Note Principal Carryover Shortfall	—	—	—	—	—	—	—
Total principal paid	23,251,883.19	—	—	—	—	—	23,251,883.19

Note balance at end of Due Period	$47,489,705.69	$290,000,000.00	$158,000,000.00	$143,000,000.00	$48,000,000.00	$20,000,000.00	$706,489,705.69

Note factor at begininning of Due Period	0.5017134	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000
Note factor at end of Due Period	0.3368064	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest				Note	Interest
		Carryover				Monthly	Carryover
	Note Balance	Shortfall at			Interest	Interest	Shortfall	Note Interest
	at Beginning of	Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$70,741,588.88	$—	5.30025%	31	ACT/360	$322,871.98	—	$322,871.98
A-2	290,000,000.00	—	5.29%	30	30/360	1,278,416.67	—	1,278,416.67
A-3	158,000,000.00	—	5.22%	30	30/360	687,300.00	—	687,300.00
A-4	143,000,000.00	—	5.21%	30	30/360	620,858.33	—	620,858.33
B	48,000,000.00	—	5.37%	30	30/360	214,800.00	—	214,800.00
C	20,000,000.00	—	5.54%	30	30/360	92,333.33	—	92,333.33
Totals	$729,741,588.88	$—				$3,216,580.31	—	$3,216,580.31

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$ 22,367,781.27
Interest collections on Contracts during Due Period	7,139,596.46
Net Liquidation Proceeds	431,560.02
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	19,049.92
Advances made by Servicer	625,399.17
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Investment Earnings - Collection Account	118,761.18
Investment Earnings - Interest Reserve Account	—

Total Available Monies		30,702,148.02

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	495,541.58
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	608,117.99
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,307.45
Class A Note Interest Distributable Amount	2,909,446.98
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	214,800.00
Second Priority Principal Distributable Amount to Class B	—
Class C Note Interest Distributable Amount	92,333.33
Class A Note Principal Distributable Amount	23,251,883.19
Class B Note Principal Distributable Amount	—
Class C Note Principal Distributable Amount	—

Total distribution of fees, interest and principal	27,573,430.52

Excess Amounts (Shortfall)		3,128,717.50

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	1,394.61
Excess Amounts to Certificateholder	3,127,322.89

Total distribution of Available Monies		$30,702,148.02

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 1.50% of the Principal Balance of the Contracts at the end of the Due Period	$10,597,345.59
b) 1.00% of the aggregate initial note balance	8,000,000.00
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts	42,389,382.34
at the end of the Due Period
Specified Reserve Fund Balance		$10,597,345.59

Reserve Fund balance at beginning of Due Period		$10,569,877.66

Additions to Reserve Fund:
Additional deposit - Subsequent Reserve Fund Amount deposit	—
Additional deposit - Excess Amounts to Reserve Fund	1,394.61
Investment Earnings - Reserve Fund	26,073.32

Total additions		27,467.93

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	—

Total withdrawals		—

Reserve Fund balance at end of Due Period		$10,597,345.59

Pre-Funding Account balance at beginning of Due Period		$—

Withdrawals from Pre-Funding Account:
Subsequent Contracts purchased	—
Mandatory Redemption amount	—

Pre-Funding Account balance at end of Due Period		$—

Interest Reserve Account balance at beginning of Due Period		$—

Additions to the Interest Reserve Account:
Investment Earnings - Interest Reserve Account		—

Withdrawals from the Interest Reserve Account:
Carrying Charges		—
Transfer of Investment Earnings to Collection Account		—
Excess Interest Reserve Amount to Depositor		—

Interest Reserve Account balance at end of Due Period		$—

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	5
Trigger Status? Yes or No	No

		Number of		% of Principal Balance at
Monthly Losses		Contracts	Amount	beginning of Due Period
	Principal Balance of Liquidated Contracts for the Due Period	50	$862,839.56	0.118%

	Less:
	Net Liquidation Proceeds for the Due Period	41	431,560.02	0.059%

	Net Liquidation Losses for the Due Period		431,279.54	0.059%

	Annualized Net Liquidation Losses			0.709%

Average Loss Ratio	Annualized Net Liquidation Losses - current Distribution Date		0.709%
	Annualized Net Liquidation Losses - prior Distribution Date		0.390%
	Annualized Net Liquidation Losses - second prior Distribution Date		0.114%
	Three-month Average Loss Ratio		0.405%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold
	1-24	3.500%
	25 or greater	3.250%

			Number of		% of Initial Principal
Cumulative Losses			Contracts	Amount	Balance
	Cumulative Liquidated Contracts		96	1,590,126.50	0.199%
	Cumulative Net Liquidation Proceeds		86	840,590.19	0.105%
	Cumulative Net Liquidation Losses			749,536.31	0.094%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)			7,807.67

Cumulative Loss Ratio	Cumulative Loss Ratio				0.094%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months	Trigger Threshold
	1-12	1.750%
	13-24	2.500%
	25-36	3.250%
	37 or greater	3.500%

	Days	Number of		Delinquent Interest	% of Principal Balance at
Delinquencies	Delinquent	Contracts	Principal Balance	Amount	Beginning of Due Period
	30-59	1,057	$14,644,305.34	$333,813.71	2.007%
	60-89	297	4,360,499.97	175,489.73	0.598%
	90-119	89	1,300,526.44	69,194.04	0.178%
	120+	42	635,194.23	46,901.69	0.087%
	Totals	1,485	$20,940,525.98	$625,399.17	2.870%

	60+ Delinquency Amount	428	$6,296,220.64		0.863%

Average Delinquency Ratio	Delinquency Ratio - current Distribution Date		0.863%
	Delinquency Ratio - prior Distribution Date		0.549%
	Delinquency Ratio - second prior Distribution Date		0.569%
	Three-month Average Delinquency Ratio		0.660%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold %
	1-12	2.500%
	13-24	3.000%
	25-36	3.500%
	37 or greater	4.000%

VII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	52,934	51,727
Principal Balance of Contracts	729,741,588.88	706,489,705.69
Weighted average original term	75.61	75.67
Weighted average remaining term	68.06	67.22
Weighted average age	7.55	8.45
One month prepayments (ABS)	1.79%	1.86%
Weighted average Contract Rate	12.26%	12.28%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$ 1,084,810.19	0.15%
5.001% - 10.000%	241,762,450.52	34.22%
10.001% - 15.000%	318,267,161.60	45.05%
15.001% - 20.000%	98,437,886.58	13.93%
20.001% or greater	46,937,396.80	6.64%

Advances made by Servicer in current Due Period	$ 625,399.17
Unreimbursed Advances due to Servicer	495,541.58
Number of Contracts purchased by Seller or Servicer	1
Principal Balance of Contracts purchased by Seller or Servicer	18,738.70
Purchase Price of Contracts purchased by Seller or Servicer	19,049.92

VIII.   OTHER INFORMATION FOR NOTEHOLDERS

1.                                       Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.                                       Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.                                       Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.                                       Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.                                       Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.                                       During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.                                       Information regarding derivatives:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the President, Chief Operating Officer and Chief Financial Officer of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of January 15, 2007 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2007-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from May 1, 2007 to May 31, 2007 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 14th day of June, 2007.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ Lawrence G. Hund
Lawrence G. Hund
President, Chief Operating Officer and Chief Financial Officer